SCHEDULE VI - Supplemental Information Concerning Property-Casualty Insurance Operations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Non Life
Supplemental Information Concerning Property-Casualty Insurance Operations [Line Items]
Deferred Policy Acquisition Costs		$ 640,442		$ 553,535	$ 493,196
Liability for Unpaid Losses and Loss Expenses		10,363,383		9,895,376	10,102,172
Unearned Premiums		2,420,009		2,062,736	1,807,013
Premiums Earned		5,058,056		4,301,862	4,055,191
Losses and Loss Expenses Incurred Related to - Current year		3,716,988	[1]	3,417,366	3,453,725
Losses and Loss Expenses Incurred Related to - Prior year		(56,848)	[1]	(248,719)	(448,158)
Acquisition Costs		1,306,388		1,107,760	1,023,065
Paid Losses and Loss Expenses		3,090,670		2,921,987	2,979,051
Premiums Written		5,438,807		$ 4,592,282	$ 4,154,809
Corporate and Other
Supplemental Information Concerning Property-Casualty Insurance Operations [Line Items]
Losses and Loss Expenses Incurred Related to - Current year	[1]	$ 3,000

[1]	(1) Includes the Company's P&C and Specialty segments.(2) Net incurred losses include favorable loss development of $3 million during the year ended December 31, 2019, which are allocated to Corporate and Other.